Disclosures on Financial Instruments - Summary of Fair Value of Financial Instruments Not Measured at Fair Value on Recurring Basis (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities not measured at fair value	₨ 1,889,327.8	$ 28,988.5	₨ 1,740,581.3
Financial assets not measured at fair value	1,041,956.3	15,987.1	893,758.1
Financial assets not measured at fair value
Finance receivables	238,989.7	3,666.9	175,632.5
Other investments	148,101.0	2,272.4	153,456.6
Financial assets not measured at fair value	1,041,956.3	15,987.1	893,758.1
Financial liabilities not measured at fair value
Short-term debt (excluding current portion of long-term debt)	167,948.5	2,576.9	138,599.4
Long-term debt (including current portion of long-term debt)	720,758.3	11,058.8	646,571.8
Financial liabilities not measured at fair value	1,889,327.8	28,988.5	1,740,581.3
Not measured at fair value on recurring basis [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities not measured at fair value	895,868.8	13,745.7	801,041.5
Financial assets not measured at fair value	239,329.9	3,672.2	175,481.7
Financial assets not measured at fair value
Finance receivables	238,235.9		175,290.4
Other investments	1,094.0		191.3
Financial assets not measured at fair value	239,329.9	3,672.2	175,481.7
Financial liabilities not measured at fair value
Short-term debt (excluding current portion of long-term debt)	167,948.5		138,599.4
Long-term debt (including current portion of long-term debt)	727,920.3		662,442.1
Financial liabilities not measured at fair value	895,868.8	13,745.7	801,041.5
Not measured at fair value on recurring basis [Member] | Level 1 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities not measured at fair value	399,497.0	6,129.6	353,235.2
Financial liabilities not measured at fair value
Long-term debt (including current portion of long-term debt)	399,497.0		353,235.2
Financial liabilities not measured at fair value	399,497.0	6,129.6	353,235.2
Not measured at fair value on recurring basis [Member] | Level 2 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities not measured at fair value	496,371.8	7,616.1	447,806.3
Financial assets not measured at fair value	1,094.0	16.8	191.3
Financial assets not measured at fair value
Other investments	1,094.0		191.3
Financial assets not measured at fair value	1,094.0	16.8	191.3
Financial liabilities not measured at fair value
Short-term debt (excluding current portion of long-term debt)	167,948.5		138,599.4
Long-term debt (including current portion of long-term debt)	328,423.3		309,206.9
Financial liabilities not measured at fair value	496,371.8	7,616.1	447,806.3
Not measured at fair value on recurring basis [Member] | Level 3 [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets not measured at fair value	238,235.9	3,655.3	175,290.4
Financial assets not measured at fair value
Finance receivables	238,235.9		175,290.4
Financial assets not measured at fair value	₨ 238,235.9	$ 3,655.3	₨ 175,290.4